10. NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable Details Narrative
Accrued interest	$ 2,312,500	$ 2,250,000	$ 2,065,000
Note payable	825,000	300,000	$ 300,000
Interest Expenses	7,397	$ 7,479
Outstanding balance	$ 525,000